PBHG ADVISOR FUNDS, INC.
                           (the "PBHG Advisor Funds")

                        SUPPLEMENT DATED JANUARY 25, 1999
                      TO THE PROSPECTUS DATED JULY 14, 1998

     This Supplement updates certain information contained in the Prospectus, as supplemented September 8, 1998, October 20, 1998, December 29, 1998 and January 5, 1999. You should retain this Supplement, the Prospectus and all other Supplements for future reference.

     Until further notice, PBHG Fund Distributors has voluntarily agreed to waive its right to receive fees pursuant to the 12b-1 Plan adopted for Class A Shares.